Condensed Financial Information of DHT Holdings, Inc. - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 77,292	$ 109,295	$ 166,775	$ 166,684
Accounts receivable and accrued revenues	42,212	34,461
Prepaid expenses	3,197	3,627
Bunkers, lube oils and consumables	23,675	7,906
Asset held for sale	20,762	23,216
Total current assets	167,137	178,505
Non-current assets
Net book value of vessels and time charter contracts	1,444,146	1,177,521
Advances for vessels under construction	114,759	43,638
Other property, plant and equipment	464	661
Investment in associate company	3,992	3,412
Total non-current assets	1,563,360	1,225,232
Total assets	1,730,497	1,403,737
Current liabilities
Accounts payable and accrued expenses	17,427	12,378
Accounts payable and accrued expenses	17,427	12,378
Derivative financial liabilities, current	545	2,257
Current portion long-term debt	65,053	57,521
Deferred shipping revenues	0	2,154
Total current liabilities	83,026	74,310
Non-current liabilities
Long-term debt	721,151	643,974
Derivative financial liabilities, non-current	0	442
Other non-current liabilities	428	0
Total non-current liabilities	721,579	644,416
Total liabilities	804,605	718,726
Stockholders' equity
Common stock at par value	1,424	934
Additional paid-in capital	1,140,794	881,097
Accumulated deficit	(222,087)	(205,099)
Translation differences	85	(203)
Other reserves	5,676	8,283
Total stockholders' equity	925,892	685,011
Total liabilities and stockholders' equity	1,730,497	1,403,737
Parent Company [Member]
Current assets
Cash and cash equivalents	11,540	6,043	53,645	$ 82,664
Accounts receivable and prepaid expenses	249	4,554	406
Deposit for vessel acquisition	114,759	50,138	214,905
Amounts due from related parties	7,992	0	0
Total current assets	134,540	60,735	268,956
Investments in subsidiaries	521,801	527,149	439,955
Loans to subsidiaries	481,012	357,776	201,312
Non-current assets
Investment in associate company	201	201	0
Total non-current assets	1,003,014	885,126	641,266
Total assets	1,137,555	945,862	910,222
Current liabilities
Accounts payable and accrued expenses	1,454	1,848	1,996
Amounts due to related parties	0	125,870	3,469
Total current liabilities	1,454	127,718	5,465
Non-current liabilities
Long-term debt	98,262	109,916	129,179
Total non-current liabilities	98,262	109,916	129,179
Total liabilities	99,716	237,634	134,644
Stockholders' equity
Common stock at par value	1,424	934	929
Additional paid-in capital	1,096,793	839,008	834,769
Accumulated deficit	(60,379)	(131,714)	(60,121)
Total stockholders' equity	1,037,838	708,228	775,578
Total liabilities and stockholders' equity	$ 1,137,555	$ 945,862	$ 910,222